UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2011

Date of reporting period: August 31, 2010

Item 1. Schedule of Investments:

Putnam Asset Allocation: Equity Portfolio

The fund's portfolio
8/31/10 (Unaudited)

COMMON STOCKS (83.7%)(a)
	Shares	Value

Advertising and marketing services (0.4%)
Nu Skin Enterprises, Inc. Class A	153	$3,912
Omnicom Group, Inc.	3,287	115,077
		118,989

Aerospace and defense (1.5%)
General Dynamics Corp.	131	7,319
L-3 Communications Holdings, Inc.	1,948	129,736
LMI Aerospace, Inc. (NON)	237	3,586
Lockheed Martin Corp.	2,204	153,221
Raytheon Co.	3,415	149,986
United Technologies Corp.	440	28,692
		472,540

Agriculture (0.1%)
Andersons, Inc. (The)	641	22,967
Austevoll Seafood ASA (Norway)	857	4,659
HQ Sustainable Maritime Industries, Inc. (NON)	287	761
Pescanova SA (Spain)	186	4,896
		33,283

Airlines (0.4%)
Alaska Air Group, Inc. (NON)	235	10,394
Republic Airways Holdings, Inc. (NON)	1,113	7,824
UAL Corp. (NON)	5,289	112,073
US Airways Group, Inc. (NON)	569	5,144
		135,435

Automotive (0.4%)
NGK Spark Plug Co., Ltd. (Japan)	1,000	11,669
Peugeot SA (France) (NON)	2,833	74,057
Tesla Motors, Inc. (NON)	182	3,574
Valeo SA (France) (NON)	670	23,258
		112,558

Banking (5.6%)
Australia & New Zealand Banking Group, Ltd. (Australia)	6,228	125,775
Banca Monte dei Paschi di Siena SpA (Italy) (NON)	18,210	21,655
Banco Latinoamericano de Exportaciones SA Class E
(Panama)	857	10,875
Banco Popolare SC (Italy)	6,901	38,553
Bank of America Corp.	9,497	118,238
Bank of the Ozarks, Inc.	274	10,067
Bankinter SA (Spain)	664	4,288
Bar Harbor Bankshares	81	2,252
Barclays PLC (United Kingdom)	22,432	103,082
Barclays PLC ADR (United Kingdom)	1,430	26,498
BNP Paribas SA (France)	1,426	88,646
Chuo Mitsui Trust Holdings, Inc. (Japan)	12,000	42,452
Citigroup, Inc. (NON)	13,156	48,940
Danske Bank A/S (Denmark) (NON)	2,377	52,673
DBS Group Holdings, Ltd. (Singapore)	10,000	102,826
Fifth Third Bancorp	4,893	54,068
Financial Institutions, Inc.	325	4,667
First Bancorp	247	2,999
First Financial Bancorp	376	5,997
Flushing Financial Corp.	557	6,032
Hudson City Bancorp, Inc.	10,210	117,670
Huntington Bancshares, Inc.	7,930	41,950
International Bancshares Corp.	394	6,146
JPMorgan Chase & Co.	3,960	143,986
Lloyds Banking Group PLC (United Kingdom) (NON)	79,253	84,612
Merchants Bancshares, Inc.	152	3,555
Oversea-Chinese Banking Corp., Ltd. (Singapore)	4,000	25,575
Park National Corp.	50	3,003
PNC Financial Services Group, Inc.	2,944	150,026
Republic Bancorp, Inc. Class A	118	2,292
Southside Bancshares, Inc.	288	5,224
TCF Financial Corp.	4,178	59,662
UniCredito Italiano SpA (Italy)	28,829	67,138
Wells Fargo & Co.	4,331	101,995
Westpac Banking Corp. (Australia)	5,203	100,657
Wilshire Bancorp, Inc.	433	2,685
		1,786,759

Basic materials (0.1%)
AMCOL International Corp.	266	6,948
Ameron International Corp.	110	6,200
Avalon Rare Metals, Inc. (Canada) (NON)	662	1,898
Canada Lithium Corp. (Canada) (NON)	2,411	1,265
China Rare Earth Holdings, Ltd. (China) (NON)	6,000	1,504
Extract Resources, Ltd. (Australia) (NON)	231	1,246
Lynas Corp., Ltd. (Australia) (NON)	3,707	3,239

Neo Material Technologies, Inc. (Canada) (NON)	300	1,094
Orocobre, Ltd. (Australia) (NON)	637	1,069
Paladin Energy, Ltd. (Australia) (NON)	911	3,013
STR Holdings, Inc. (NON)	137	2,832
		30,308

Beverage (1.2%)
Coca-Cola Co. (The)	2,168	121,235
Dr. Pepper Snapple Group, Inc.	3,950	145,439
Heineken Holding NV (Netherlands)	574	22,039
PepsiCo, Inc.	1,527	98,003
		386,716

Biotechnology (0.7%)
Affymetrix, Inc. (NON)	152	625
AMAG Pharmaceuticals, Inc. (NON)	265	6,678
Amylin Pharmaceuticals, Inc. (NON)	163	3,348
Auxilium Pharmaceuticals, Inc. (NON)	103	2,669
BioInvent International AB (Sweden) (NON)	247	955
BioMarin Pharmaceuticals, Inc. (NON)	157	3,186
Celera Corp.	179	1,181
Compugen, Ltd. (Israel) (NON)	243	904
Cubist Pharmaceuticals, Inc. (NON)	155	3,415
Dendreon Corp. (NON)	113	4,050
Enzo Biochem, Inc. (NON)	198	701
Enzon Pharmaceuticals, Inc. (NON)	473	4,853
Exelixis, Inc. (NON)	602	1,782
Genomic Health, Inc. (NON)	62	897
Gilead Sciences, Inc. (NON)	4,916	156,624
Harvard Bioscience, Inc. (NON)	307	1,059
Human Genome Sciences, Inc. (NON)	151	4,393
Illumina, Inc. (NON)	60	2,573
Ironwood Pharmaceuticals, Inc. (NON)	204	1,891
Martek Biosciences Corp. (NON)	554	12,088
Momenta Pharmaceuticals, Inc. (NON)	138	1,994
Nanosphere, Inc. (NON)	271	789
QIAGEN NV (Netherlands) (NON)	106	1,889
Sequenom, Inc. (NON)	199	1,220
United Therapeutics Corp. (NON)	105	4,853
Vanda Pharmaceuticals, Inc. (NON)	353	2,213
Viropharma, Inc. (NON)	684	8,577
		235,407

Broadcasting (0.4%)
DG FastChannel, Inc. (NON)	203	3,230
EchoStar Corp. Class A (NON)	979	18,268
Knology, Inc. (NON)	274	3,214
M6-Metropole Television (France)	539	11,195
Mediaset SpA (Italy)	12,499	77,193
Sinclair Broadcast Group, Inc. Class A (NON)	548	3,277
		116,377

Building materials (0.4%)
Asahi Glass Co., Ltd. (Japan)	11,000	106,943
Geberit International AG (Switzerland)	136	21,847
		128,790

Cable television (0.9%)
DIRECTV Class A (NON)	4,096	155,320
HSN, Inc. (NON)	184	4,837
IAC/InterActiveCorp. (NON)	4,410	109,324
Mediacom Communications Corp. Class A (NON)	1,430	8,265
		277,746

Chemicals (2.0%)
Albemarle Corp.	1,797	72,042
Cytec Industries, Inc.	1,089	51,651
Ferro Corp. (NON)	1,046	11,192
FMC Corp.	44	2,740
Hawkins, Inc.	159	4,845
Hitachi Chemical Co., Ltd. (Japan)	1,600	27,668
Innophos Holdings, Inc.	255	7,438
International Flavors & Fragrances, Inc.	1,397	63,829
Koninklijke DSM NV (Netherlands)	635	26,295
Koppers Holdings, Inc.	448	8,960
Lubrizol Corp. (The)	925	86,312
Minerals Technologies, Inc.	291	15,598
Mitsui Chemicals, Inc. (Japan)	29,000	73,932
NewMarket Corp.	40	4,021
Nitto Denko Corp. (Japan)	200	6,435
OM Group, Inc. (NON)	369	9,446
PPG Industries, Inc.	1,706	112,306
Quaker Chemical Corp.	95	2,813
Rockwood Holdings, Inc. (NON)	94	2,430
Sigma-Aldrich Corp.	50	2,659
Sociedad Quimica y Minera de Chile SA ADR (Chile)	65	2,772
Stepan, Co.	66	3,660
W.R. Grace & Co. (NON)	990	25,047
		624,091

Coal (0.7%)

Alpha Natural Resources, Inc. (NON)	26	965
China Coal Energy Co. (China)	2,000	2,828
China Shenhua Energy Co., Ltd. (China)	1,000	3,660
CONSOL Energy, Inc.	56	1,803
James River Coal Co. (NON)	241	3,813
Massey Energy Co.	28	805
Peabody Energy Corp.	3,336	142,781
Walter Energy, Inc.	1,047	75,426
Yanzhou Coal Mining Co., Ltd. (China)	2,000	4,112
		236,193

Commercial and consumer services (1.3%)
Alliance Data Systems Corp. (NON)	100	5,619
Bunzl PLC (United Kingdom)	1,439	15,655
Compass Group PLC (United Kingdom)	1,342	10,954
Deluxe Corp.	423	7,077
Dun & Bradstreet Corp. (The)	1,407	92,721
Emergency Medical Services Corp. Class A (NON)	111	5,334
Expedia, Inc.	3,271	74,775
EZCORP, Inc. Class A (NON)	748	13,449
Great Lakes Dredge & Dock Corp.	529	2,669
HMS Holdings Corp. (NON)	260	13,567
Landauer, Inc.	56	3,147
Moody's Corp.	3,730	78,852
Orbitz Worldwide, Inc. (NON)	726	3,659
Plexus Corp. (NON)	132	3,039
Randstad Holding NV (Netherlands) (NON)	143	5,294
Sotheby's Holdings, Inc. Class A	91	2,422
Stantec, Inc. (Canada) (NON)	332	8,001
Swire Pacific, Ltd. (Hong Kong)	6,000	72,403
Wheelock and Co., Ltd. (Hong Kong)	1,000	2,886
		421,523

Communications equipment (1.3%)
ARRIS Group, Inc. (NON)	578	4,722
Cisco Systems, Inc. (NON)	8,382	168,059
F5 Networks, Inc. (NON)	563	49,223
Harris Corp.	3,438	144,637
Netgear, Inc. (NON)	248	5,238
Plantronics, Inc.	280	7,647
Qualcomm, Inc.	933	35,743
Syniverse Holdings, Inc. (NON)	222	4,567
		419,836

Computers (4.7%)
Anixter International, Inc. (NON)	257	11,791
ANSYS, Inc. (NON)	89	3,451
Apple, Inc. (NON)	1,322	321,735
Black Box Corp.	240	6,768
Brocade Communications Systems, Inc. (NON)	737	3,700
Checkpoint Systems, Inc. (NON)	534	9,794
Dell, Inc. (NON)	14,155	166,604
EMC Corp. (NON)	1,744	31,811
Emdeon, Inc. Class A (NON)	604	6,191
F-Secure OYJ (Finland)	710	1,939
Fortinet, Inc. (NON)	595	12,132
Fujitsu, Ltd. (Japan)	15,000	103,785
Global Defense Technology & Systems, Inc. (NON)	142	1,484
Hewlett-Packard Co.	2,204	84,810
Hitachi, Ltd. (Japan) (NON)	21,000	84,971
IBM Corp.	1,689	208,135
Ixia (NON)	438	4,945
Juniper Networks, Inc. (NON)	1,041	28,315
Lexmark International, Inc. Class A (NON)	253	8,852
Magma Design Automation, Inc. (NON)	1,207	3,790
Monotype Imaging Holdings, Inc. (NON)	407	3,010
NCI, Inc. (NON)	157	3,007
NetApp, Inc. (NON)	630	25,477
Netezza Corp. (NON)	294	5,721
NetSuite, Inc. (NON)	596	11,324
Polycom, Inc. (NON)	542	15,436
Quantum Corp. (NON)	3,068	4,418
Quest Software, Inc. (NON)	1,180	25,287
Seagate Technology (NON)	8,846	89,610
Silicon Graphics International Corp. (NON)	478	2,837
SMART Modular Technologies WWH, Inc. (NON)	891	4,179
Synchronoss Technologies, Inc. (NON)	578	8,936
TeleCommunication Systems, Inc. Class A (NON)	850	2,618
Teradata Corp. (NON)	4,592	150,342
VeriFone Systems, Inc. (NON)	215	5,199
Western Digital Corp. (NON)	1,890	45,644
Xyratex, Ltd. (Bermuda) (NON)	921	11,089
		1,519,137

Conglomerates (1.8%)
3M Co.	289	22,701
Danaher Corp.	308	11,190
General Electric Co.	12,553	181,767
Honeywell International, Inc.	4,203	164,295
Marubeni Corp. (Japan)	5,000	25,682
Mitsui & Co., Ltd. (Japan)	7,000	91,405
Silex Systems, Ltd. (Australia) (NON)	399	1,592
SPX Corp.	1,550	86,893
		585,525

Construction (0.2%)
Acciona SA (Spain)	121	9,496
Broadwind Energy, Inc. (NON)	1,313	2,193
Fletcher Building, Ltd. (New Zealand)	2,567	13,466
Impregilo SpA (Italy) (NON)	2,946	7,403
Insituform Technologies, Inc. (NON)	341	6,943
Layne Christensen Co. (NON)	429	10,669
		50,170

Consumer (--%)
Helen of Troy, Ltd. (Bermuda) (NON)	286	6,365
		6,365

Consumer finance (1.1%)
American Express Co.	4,640	184,997
Cardtronics, Inc. (NON)	279	3,864
Dollar Financial Corp. (NON)	196	3,791
Nelnet, Inc. Class A	664	14,548
Ocwen Financial Corp. (NON)	884	8,036
SLM Corp. (NON)	11,921	131,727
World Acceptance Corp. (NON)	244	9,943
		356,906

Consumer goods (2.1%)
American Greetings Corp. Class A	230	4,439
Central Garden & Pet Co. Class A (NON)	484	4,521
Energizer Holdings, Inc. (NON)	138	8,701
Estee Lauder Cos., Inc. (The) Class A	2,268	127,167
Inter Parfums, Inc.	272	4,466
Kimberly-Clark Corp.	2,725	175,490
National Presto Industries, Inc.	45	4,501
Prestige Brands Holdings, Inc. (NON)	1,204	8,910
Procter & Gamble Co. (The)	3,516	209,800
Reckitt Benckiser Group PLC (United Kingdom)	452	22,633
Revlon, Inc. Class A (NON)	275	2,984
Unilever NV (Netherlands)	3,870	103,329
		676,941

Consumer services (0.1%)
Avis Budget Group, Inc. (NON)	1,814	16,544
SRA International, Inc. Class A (NON)	348	6,699
WebMD Health Corp. Class A (NON)	404	20,580
		43,823

Containers (--%)
Graham Packaging Co., Inc. (NON)	553	6,183
		6,183

Distribution (0.9%)
Core-Mark Holding Co., Inc. (NON)	148	3,832
Genuine Parts Co.	2,141	89,772
W.W. Grainger, Inc.	1,168	123,563
Wolseley PLC (United Kingdom) (NON)	3,509	67,380
		284,547

Electric utilities (3.3%)
Alliant Energy Corp.	1,078	37,752
Ameren Corp.	1,029	28,884
BKW FMB Energie AG (Switzerland)	71	4,875
Chubu Electric Power, Inc. (Japan)	500	13,159
CMS Energy Corp.	2,044	35,770
DPL, Inc.	2,271	57,502
EDF (France)	214	8,499
Enel SpA (Italy)	21,885	103,772
Energias de Portugal (EDP) SA (Portugal)	26,932	81,501
Entergy Corp.	1,025	80,811
Exelon Corp.	4,183	170,332
FirstEnergy Corp.	3,696	135,015
Hokkaido Electric Power Co., Inc. (Japan)	300	6,744
Hokuriku Electric Power Co. (Japan)	300	7,168
Huaneng Power International, Inc. (China)	2,000	1,201
Kansai Electric Power, Inc. (Japan)	400	10,248
Kyushu Electric Power Co., Inc. (Japan)	300	7,131
NextEra Energy, Inc.	235	12,627
Public Power Corp. SA (Greece)	1,159	16,515
Red Electrica Corp. SA (Spain)	1,182	48,497
Shikoku Electric Power Co., Inc. (Japan)	200	6,191
TECO Energy, Inc.	6,457	108,994
Terna SPA (Italy)	9,954	39,937
TransAlta Corp. (Canada)	107	2,119
Westar Energy, Inc.	1,487	35,643
		1,060,887

Electrical equipment (1.0%)
American Science & Engineering, Inc.	79	5,607
Capstone Turbine Corp. (NON) (S)	5,225	3,344
China High Speed Transmission Equipment Group Co.,
Ltd. (China)	4,000	8,918
Conergy AG (Germany) (NON)	1,745	1,331

Emerson Electric Co.	3,718	173,445
Energy Conversion Devices, Inc. (NON)	281	1,267
Fushi Copperweld, Inc. (China) (NON)	277	2,271
Gamesa Corp Tecnologica SA (Spain) (NON)	1,031	6,898
GrafTech International, Ltd. (NON)	244	3,431
Harbin Electric, Inc. (China) (NON)	187	3,158
Legrand SA (France)	696	21,079
Mitsubishi Electric Corp. (Japan)	10,000	80,010
Powell Industries, Inc. (NON)	121	3,444
Satcon Technology Corp. (NON)	800	2,488
SMA Solar Technology AG (Germany)	28	3,005
Solaria Energia y Medio Ambiente SA (Spain) (NON)	393	783
Solon AG Fuer Solartechnik (Germany) (NON)	96	434
Sunpower Corp. Class A (NON)	196	2,119
Vestas Wind Systems A/S (Denmark) (NON)	104	3,858
Yingli Green Energy Holding Co., Ltd. ADR (China) (NON)	202	2,248
		329,138

Electronics (2.6%)
A123 Systems, Inc. (NON)	481	3,151
Advanced Battery Technologies, Inc. (NON)	914	3,181
Advanced Micro Devices, Inc. (NON)	6,998	39,329
Agilent Technologies, Inc. (NON)	65	1,753
Analog Devices, Inc.	5,068	141,296
Badger Meter, Inc.	189	7,050
BYD Co., Ltd. (China)	1,500	8,641
Cavium Networks, Inc. (NON)	450	10,863
China BAK Battery, Inc. (China) (NON)	1,300	1,846
DDi Corp.	276	2,158
Ener1, Inc. (NON)	798	2,530
EnerSys (NON)	570	12,580
Fairchild Semiconductor Intl.,, Inc. (NON)	1,099	8,495
FEI Co. (NON)	2,569	42,800
Greatbatch, Inc. (NON)	165	3,622
GS Yuasa Corp. (Japan)	1,000	5,884
Integrated Silicon Solutions, Inc. (NON)	610	4,044
Intel Corp.	5,822	103,166
Johnson Matthey PLC (United Kingdom)	1,728	41,929
LDK Solar Co., Ltd. ADR (China) (NON)	489	3,330
MEMC Electronic Materials, Inc. (NON)	342	3,519
Motech Industries, Inc. (Taiwan)	1,009	3,899
NVE Corp. (NON)	110	4,224
PMC - Sierra, Inc. (NON)	678	4,692
PV Crystalox Solar PLC (United Kingdom)	1,227	1,054
QLogic Corp. (NON)	6,941	103,385
Renesola, Ltd. ADR (China) (NON)	300	2,631
Roth & Rau AG (Germany) (NON)	67	1,681
Rubicon Technology, Inc. (NON)	130	3,186
Saft Groupe SA (France)	130	4,087
SanDisk Corp. (NON)	3,893	129,402
Sanmina-SCI Corp. (NON)	449	4,054
Silicon Laboratories, Inc. (NON)	934	35,623
Simplo Technology Co., Ltd. (Taiwan)	1,100	5,379
Skyworks Solutions, Inc. (NON)	250	4,465
STMicroelectronics NV (France)	9,339	62,000
TTM Technologies, Inc. (NON)	1,091	9,012
Ultralife Batteries, Inc. (NON)	406	1,665
Valence Technology, Inc. (NON) (S)	1,616	1,277
Watts Water Technologies, Inc. Class A	319	9,583
		842,466

Energy (oil field) (1.8%)
Cal Dive International, Inc. (NON)	550	2,514
Cameron International Corp. (NON)	3,701	136,123
Compagnie Generale de Geophysique-Veritas SA (France)
(NON)	2,143	36,046
Complete Production Services, Inc. (NON)	366	6,456
Halliburton Co.	5,765	162,631
Oceaneering International, Inc. (NON)	2,053	102,671
Saipem SpA (Italy)	1,836	63,894
Schlumberger, Ltd.	656	34,984
T-3 Energy Services, Inc. (NON)	283	6,249
TETRA Technologies, Inc. (NON)	379	3,180
Tidewater, Inc.	197	7,896
		562,644

Energy (other) (0.3%)
Areva SA (France)	14	5,556
Ballard Power Systems, Inc. (Canada) (NON) (S)	2,071	3,686
Canadian Solar, Inc. (Canada) (NON)	200	2,354
China Sunergy Co., Ltd. ADR (China) (NON)	400	1,544
China WindPower Group, Ltd. (China) (NON)	20,000	2,109
Covanta Holding Corp.	662	9,539
E-Ton Solar Tech Co., Ltd. (Taiwan)	1,000	1,321
EDP Renovaveis SA (Spain) (NON)	1,133	6,280
Energy Development Corp. (Philippines)	24,000	2,455
Evergreen Solar, Inc. (NON)	893	598
Fersa Energias Renovables SA (Spain)	1,477	2,016
First Solar, Inc. (NON)	43	5,498
FuelCell Energy, Inc. (NON)	1,679	1,897
GCL Poly Energy Holdings, Ltd. (Hong Kong) (NON)	14,000	3,238
Gintech Energy Corp. (Taiwan)	1,009	2,924
Green Plains Renewable Energy, Inc. (NON)	257	2,390
GT Solar International, Inc. (NON)	420	3,247
Gushan Environmental Energy, Ltd. ADR (China) (NON)	3,283	2,397
Headwaters, Inc. (NON)	631	1,937

Iberdrola Renovables SA (Spain)	2,585	8,421
Innergex Renewable Energy, Inc. (Canada)	300	2,471
JA Solar Holdings Co., Ltd. ADR (China) (NON)	486	2,994
Magma Energy Corp. (Canada) (NON)	780	833
Nordex AG (Germany) (NON)	506	4,660
PNE Wind AG (Germany) (NON)	547	1,264
Ram Power Corp. (Canada) (NON)	391	799
Solarfun Power Holdings Co., Ltd. ADR (China) (NON)	394	4,129
Suzlon Energy, Ltd. (India)	2,686	2,644
Theolia SA (France) (NON)	523	1,122
Trina Solar, Ltd. ADR (China) (NON)	116	2,990
		93,313

Engineering and construction (0.4%)
Abengoa SA (Spain)	356	8,469
Aecom Technology Corp. (NON)	483	10,868
EMCOR Group, Inc. (NON)	602	13,689
Shaw Group, Inc. (NON)	2,747	89,003
		122,029

Entertainment (--%)
Cinemark Holdings, Inc.	385	5,625
National CineMedia, Inc.	182	2,892
		8,517

Environmental (0.3%)
Bio-Treat Technology, Ltd. (China) (NON)	30,000	1,659
Energy Recovery, Inc. (NON)	694	2,203
Epure International, Ltd. (China) (NON)	1,000	523
Fuel Tech, Inc. (NON)	650	3,569
Hyflux, Ltd. (Singapore)	2,279	5,071
Kurita Water Industries, Ltd. (Japan)	200	5,262
Met-Pro Corp.	171	1,614
Nalco Holding Co.	2,901	65,911
Tetra Tech, Inc. (NON)	850	15,428
		101,240

Financial (1.2%)
AerCap Holdings NV (Netherlands) (NON)	2,374	25,497
Assurant, Inc.	2,545	93,045
Broadridge Financial Solutions, Inc.	4,874	104,060
Kinnevik Investment AB Class B (Sweden)	2,100	38,128
Nasdaq OMX Group, Inc. (The) (NON)	6,434	115,233
		375,963

Food (1.3%)
Associated British Foods PLC (United Kingdom)	3,243	52,496
Cermaq ASA (Norway) (NON)	770	7,911
Cosan, Ltd. Class A (Brazil) (NON)	664	6,999
Delhaize Group SA (Belgium)	704	47,142
Hershey Co. (The)	2,897	134,624
Kerry Group PLC Class A (Ireland)	760	24,916
Leroy Seafood Group ASA (Norway)	200	4,252
Marine Harvest (Norway)	21,004	15,930
MEIJI Holdings Co., Ltd. (Japan)	600	27,905
Nestle SA (Switzerland)	1,046	54,041
Nissin Food Products Co., Ltd. (Japan)	400	14,215
Nutreco Holding NV (Netherlands)	51	2,951
SunOpta, Inc. (Canada) (NON)	1,366	7,158
Yamazaki Baking Co., Inc. (Japan)	2,000	24,329
		424,869

Forest products and packaging (0.7%)
Boise, Inc. (NON)	770	5,298
Clearwater Paper Corp. (NON)	132	8,971
KapStone Paper and Packaging Corp. (NON)	706	8,041
MeadWestvaco Corp.	2,921	63,561
Rayonier, Inc. (R)	2,461	116,405
Rock-Tenn Co. Class A	201	9,684
		211,960

Gaming and lottery (0.1%)
Bally Technologies, Inc. (NON)	156	4,906
Greek Organization of Football Prognostics (OPAP) SA
(Greece)	1,633	24,683
		29,589

Health-care services (3.0%)
Aetna, Inc.	3,579	95,631
Alfresa Holdings Corp. (Japan)	500	22,244
Allscripts-Misys Healthcare Solutions, Inc. (NON)	1,201	20,069
AmerisourceBergen Corp.	2,825	77,066
AmSurg Corp. (NON)	172	2,867
Assisted Living Concepts, Inc. Class A (NON)	371	10,084
athenahealth, Inc. (NON)	273	7,355
Bio-Rad Laboratories, Inc. Class A (NON)	19	1,568
Brookdale Senior Living, Inc. (NON)	1,179	15,799
Cardinal Health, Inc.	3,057	91,588
Cerner Corp. (NON)	165	12,020
Charles River Laboratories International, Inc. (NON)	45	1,271

Computer Programs & Systems, Inc.	162	6,619
Continucare Corp. (NON)	982	3,192
Emeritus Corp. (NON) (S)	729	11,212
Ensign Group, Inc. (The)	128	2,130
Gentiva Health Services, Inc. (NON)	323	6,638
Health Management Associates, Inc. Class A (NON)	1,239	7,744
Health Net, Inc. (NON)	1,744	41,647
HealthSouth Corp. (NON)	360	5,854
HealthSpring, Inc. (NON)	350	7,266
Humana, Inc. (NON)	1,658	79,236
Kindred Healthcare, Inc. (NON)	804	9,447
Laboratory Corp. of America Holdings (NON)	1,036	75,234
LHC Group, Inc. (NON)	108	2,161
Lincare Holdings, Inc.	374	8,609
Magellan Health Services, Inc. (NON)	203	8,893
McKesson Corp.	212	12,307
Medco Health Solutions, Inc. (NON)	2,759	119,961
Providence Service Corp. (The) (NON)	208	2,812
Quality Systems, Inc.	167	9,360
Sciclone Pharmaceuticals, Inc. (NON)	632	1,523
Sun Healthcare Group, Inc. (NON)	1,161	9,404
Suzuken Co., Ltd. (Japan)	700	24,263
UnitedHealth Group, Inc.	4,824	153,017
		966,091

Homebuilding (0.1%)
Daito Trust Construction Co., Ltd. (Japan)	300	17,194
Standard Pacific Corp. (NON)	889	3,103
		20,297

Household furniture and appliances (0.4%)
Electrolux AB Class B (Sweden)	1,387	26,640
La-Z-Boy, Inc. (NON)	748	5,012
Select Comfort Corp. (NON)	814	4,396
Tempur-Pedic International, Inc. (NON)	101	2,707
Whirlpool Corp.	1,106	82,021
		120,776

Insurance (2.5%)
Allied World Assurance Company Holdings, Ltd. (Bermuda)	1,953	98,373
American Equity Investment Life Holding Co.	1,188	11,274
American Financial Group, Inc.	275	7,912
American Safety Insurance Holdings, Ltd. (NON)	406	6,346
Arch Capital Group, Ltd. (NON)	279	22,264
Aspen Insurance Holdings, Ltd. (Bermuda)	253	7,185
Assicurazioni Generali SpA (Italy)	4,030	72,451
Assured Guaranty, Ltd. (Bermuda)	1,828	28,243
Berkshire Hathaway, Inc. Class B (NON)	1,658	130,617
CNA Surety Corp. (NON)	304	5,095
CNO Financial Group, Inc. (NON)	858	4,058
Endurance Specialty Holdings, Ltd. (Bermuda)	1,991	73,348
First Mercury Financial Corp.	260	2,369
Flagstone Reinsurance Holdings SA (Luxembourg)	610	6,143
Fortis (Belgium)	5,345	13,531
Hartford Financial Services Group, Inc. (The)	2,806	56,569
Maiden Holdings, Ltd. (Bermuda)	544	3,988
Old Mutual PLC (South Africa)	8,414	16,373
Pico Holdings, Inc. (NON)	300	8,376
Platinum Underwriters Holdings, Ltd. (Bermuda)	148	5,951
Protective Life Corp.	253	4,726
Prudential PLC (United Kingdom)	5,898	51,245
QBE Insurance Group, Ltd. (Australia)	141	2,069
RenaissanceRe Holdings, Ltd.	604	34,301
Swiss Life Holding AG (Switzerland) (NON)	408	42,514
Tokio Marine Holdings, Inc. (Japan)	3,100	82,941
Universal Insurance Holdings, Inc.	753	3,132
		801,394

Investment banking/Brokerage (0.8%)
3i Group PLC (United Kingdom)	3,378	13,436
Affiliated Managers Group (NON)	1,927	123,733
Calamos Asset Management, Inc. Class A	464	4,389
Credit Suisse Group (Switzerland)	1,485	64,815
Evercore Partners, Inc. Class A	130	3,184
Goldman Sachs Group, Inc. (The)	310	42,451
Oppenheimer Holdings, Inc. Class A	186	4,334
Resolution, Ltd. (Guernsey)	497	1,931
Uranium Participation Corp. (Canada) (NON)	322	1,777
		260,050

Machinery (1.0%)
Alamo Group, Inc.	175	3,413
Altra Holdings, Inc. (NON)	506	6,512
Applied Industrial Technologies, Inc.	429	11,497
Bucyrus International, Inc. Class A	27	1,552
CLARCOR, Inc.	141	4,743
Doosan Heavy Industries and Construction Co., Ltd.
(South Korea)	220	12,605
DXP Enterprises, Inc. (NON)	238	4,320
Ebara Corp. (Japan) (NON)	3,000	11,931
Franklin Electric Co., Inc.	152	4,814
Fuji Electric Holdings Co., Ltd. (Japan)	12,000	29,581
GLV, Inc. Class A (Canada) (NON)	426	2,998

Gorman-Rupp Co. (The)	201	5,166
Joy Global, Inc.	56	3,177
Lindsay Corp.	134	4,941
NACCO Industries, Inc. Class A	32	2,481
Parker Hannifin Corp.	2,193	129,738
Raser Technologies, Inc. (NON)	3,154	1,041
Regal-Beloit Corp.	1,398	77,337
Spirax-Sarco Engineering PLC (United Kingdom)	507	12,284
Tanfield Group PLC (United Kingdom) (NON)	1,737	526
Timken Co.	152	4,972
		335,629

Manufacturing (0.7%)
AZZ, Inc.	104	4,154
Dover Corp.	2,877	128,775
EnPro Industries, Inc. (NON)	138	3,769
Exide Technologies (NON)	881	3,691
ITT Corp.	182	7,735
JinkoSolar Holding Co., Ltd. ADR (China) (NON)	111	2,744
Mueller Water Products, Inc. Class A	1,217	2,884
Pentair, Inc.	373	11,227
Polypore International, Inc. (NON)	246	6,647
Roper Industries, Inc.	212	12,313
Smith (A.O.) Corp.	246	12,632
Standex International Corp.	136	3,200
Thomas & Betts Corp. (NON)	469	17,330
TriMas Corp. (NON)	610	7,863
Valmont Industries, Inc.	129	8,647
		233,611

Media (1.3%)
Interpublic Group of Companies, Inc. (The) (NON)	8,388	71,550
News Corp., Ltd. (The) Class A	11,993	150,752
Time Warner, Inc.	5,206	156,076
Walt Disney Co. (The)	1,005	32,753
		411,131

Medical technology (0.7%)
AGA Medical Holdings, Inc. (NON)	147	2,007
Alliance Imaging, Inc. (NON)	630	2,646
Beckman Coulter, Inc.	17	776
Bruker BioSciences Corp. (NON)	785	9,334
Caliper Life Sciences, Inc. (NON)	157	521
Cepheid, Inc. (NON)	76	1,118
Coloplast A/S Class B (Denmark)	202	21,433
Cooper Companies, Inc. (The)	165	6,656
Gen-Probe, Inc. (NON)	41	1,846
Helicos BioSciences Corp. (NON) (S)	1,387	698
Kensey Nash Corp. (NON)	208	5,516
Kinetic Concepts, Inc. (NON)	300	9,576
Life Technologies Corp. (NON)	60	2,566
Luminex Corp. (NON)	70	1,004
Medical Action Industries, Inc. (NON)	239	1,953
MELA Sciences, Inc. (NON)	416	2,862
Mettler-Toledo International, Inc. (NON)	20	2,212
OraSure Technologies, Inc. (NON)	976	3,299
Pall Corp.	205	7,009
PerkinElmer, Inc.	83	1,744
Sirona Dental Systems, Inc. (NON)	94	2,963
Steris Corp.	214	6,157
Techne Corp.	29	1,674
Thermo Fisher Scientific, Inc. (NON)	38	1,601
Waters Corp. (NON)	1,939	117,348
West Pharmaceutical Services, Inc.	83	2,790
Young Innovations, Inc.	179	4,695
		222,004

Metals (2.0%)
Arafura Resources, Ltd. (Australia) (NON)	2,644	1,709
ArcelorMittal (Luxembourg)	1,081	31,366
BHP Billiton, Ltd. (Australia)	2,184	72,442
Cameco Corp. (Canada)	139	3,387
Century Aluminum Co. (NON)	225	2,250
Coeur d'Alene Mines Corp. (NON)	216	3,707
Denison Mines Corp. (Canada) (NON)	939	1,267
Elementos, Ltd. (Australia) (NON)	157	24
Energy Resources of Australia, Ltd. (Australia)	151	1,769
Freeport-McMoRan Copper & Gold, Inc. Class B	2,205	158,716
Hecla Mining Co. (NON)	600	3,432
Horsehead Holding Corp. (NON)	874	6,922
JFE Holdings, Inc. (Japan)	500	14,714
Lithium Corp. (NON)	967	319
Mitsui Mining & Smelting Co., Ltd. (Japan)	11,000	29,550
Molycorp, Inc. (NON)	104	1,742
Northwest Pipe Co. (NON)	146	2,183
OneSteel, Ltd. (Australia)	10,584	27,175
Quest Uranium Corp. (Canada) (NON)	491	1,670
Rare Element Resources, Ltd. (Canada) (NON)	343	1,478
Reliance Steel & Aluminum Co.	108	4,023
Rio Tinto PLC (United Kingdom)	1,747	88,124
Rio Tinto, Ltd. (Australia)	1,643	102,685
Tantalus Rare Earths AG (Germany) (NON)	12	533
Thompson Creek Metals Co., Inc. (Canada) (NON)	329	2,823
UEX Corp. (Canada) (NON)	1,320	1,039
Umicore NV/SA (Belgium)	308	10,656

Uranium One, Inc. (Canada) (NON)	700	2,309
USEC, Inc. (NON)	382	1,795
voestalpine AG (Austria)	1,555	45,891
Western Lithium Canada Corp. (Canada) (NON)	876	632
		626,332

Natural gas utilities (0.1%)
GDF Suez (France)	476	14,676
Toho Gas Co., Ltd. (Japan)	4,000	20,679
		35,355

Office equipment and supplies (0.2%)
ACCO Brands Corp. (NON)	638	3,707
Canon, Inc. (Japan)	1,500	61,249
		64,956

Oil and gas (5.4%)
BP PLC (United Kingdom)	5,830	33,857
Canadian Oil Sands Trust (Unit) (Canada)	310	7,285
Chevron Corp.	2,324	172,348
Cimarex Energy Co.	2,004	131,102
Connacher Oil and Gas, Ltd. (Canada) (NON)	1,500	1,687
ConocoPhillips	1,107	58,040
Contango Oil & Gas Co. (NON)	105	4,604
ENI SpA (Italy)	6,094	120,363
Exxon Mobil Corp.	7,123	421,397
Murphy Oil Corp.	2,515	134,703
Occidental Petroleum Corp.	345	25,213
Oil States International, Inc. (NON)	106	4,370
Oilsands Quest, Inc. (Canada) (NON)	1,286	630
OPTI Canada, Inc. (Canada) (NON)	1,433	1,383
Patterson-UTI Energy, Inc.	6,836	100,899
Petroleum Development Corp. (NON)	490	13,181
Petroquest Energy, Inc. (NON)	256	1,531
Repsol YPF SA (Spain)	910	20,646
Rosetta Resources, Inc. (NON)	393	7,742
Royal Dutch Shell PLC Class B (United Kingdom)	2,227	56,750
Sasol, Ltd. ADR (South Africa)	276	10,405
Statoil ASA (Norway)	5,442	101,736
Stone Energy Corp. (NON)	643	7,272
Suncor Energy, Inc. (Canada)	268	8,110
Sunoco, Inc.	3,537	119,126
Swift Energy Co. (NON)	222	5,983
Unit Corp. (NON)	143	4,872
Vaalco Energy, Inc. (NON)	748	4,256
Valero Energy Corp.	8,368	131,963
W&T Offshore, Inc.	354	3,200
		1,714,654

Pharmaceuticals (5.0%)
Abbott Laboratories	1,080	53,287
Akorn, Inc. (NON)	1,277	4,367
Allergan, Inc.	2,292	140,775
AstraZeneca PLC (United Kingdom)	2,645	130,683
Biovail Corp. (Canada)	281	6,426
Cephalon, Inc. (NON)	1,830	103,596
Endo Pharmaceuticals Holdings, Inc. (NON)	463	12,580
Forest Laboratories, Inc. (NON)	4,590	125,261
GlaxoSmithKline PLC (United Kingdom)	6,288	117,802
Hi-Tech Pharmacal Co., Inc. (NON)	200	3,470
Johnson & Johnson	3,279	186,969
Medicis Pharmaceutical Corp. Class A	447	12,293
Merck & Co., Inc.	3,010	105,832
Novartis AG (Switzerland)	1,343	70,370
Obagi Medical Products, Inc. (NON)	429	4,509
Par Pharmaceutical Cos., Inc. (NON)	640	16,877
Perrigo Co.	1,871	106,628
Pfizer, Inc.	8,746	139,324
Questcor Pharmaceuticals, Inc. (NON)	503	4,874
Roche Holding AG (Switzerland)	164	22,255
Salix Pharmaceuticals, Ltd. (NON)	121	4,581
Sanofi-Aventis (France)	1,938	110,725
Somaxon Pharmaceuticals, Inc. (NON)	436	1,818
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	487	24,632
Valeant Pharmaceuticals International (NON)	1,807	104,246
		1,614,180

Power producers (0.3%)
International Power PLC (United Kingdom)	4,322	24,549
NRG Energy, Inc. (NON)	2,203	44,765
Ormat Technologies, Inc.	70	1,929
SembCorp Industries, Ltd. (Singapore)	8,000	25,132
		96,375

Publishing (0.3%)
R. R. Donnelley & Sons Co.	6,008	90,991
Scholastic Corp.	258	6,045
		97,036

Railroads (0.2%)
Central Japan Railway Co. (Japan)	9	72,715

		72,715

Real estate (1.2%)
Agree Realty Corp. (R)	245	5,819
American Capital Agency Corp. (R)	194	5,285
Annaly Capital Management, Inc. (R)	7,352	127,778
Anworth Mortgage Asset Corp. (R)	667	4,542
Ashford Hospitality Trust, Inc. (NON)(R)	1,116	8,961
CBL & Associates Properties, Inc. (R)	653	7,967
Cheung Kong Holdings, Ltd. (Hong Kong)	1,000	12,622
CommonWealth REIT (R)	1,632	39,364
First Industrial Realty Trust (NON)(R)	447	1,900
Glimcher Realty Trust (R)	940	5,584
Hang Lung Group, Ltd. (Hong Kong)	2,000	11,957
Host Marriott Corp. (R)	3,779	49,618
Lexington Realty Trust (R)	928	6,190
Liberty Property Trust (R)	1,406	42,700
LTC Properties, Inc. (R)	356	8,786
National Health Investors, Inc. (R)	383	16,055
Omega Healthcare Investors, Inc. (R)	262	5,620
PS Business Parks, Inc. (R)	174	9,791
Saul Centers, Inc. (R)	128	5,292
Universal Health Realty Income Trust (R)	85	2,704
Urstadt Biddle Properties, Inc. Class A (R)	266	4,884
		383,419

Regional Bells (0.8%)
AT&T, Inc.	7,002	189,264
Verizon Communications, Inc.	2,237	66,014
		255,278

Restaurants (0.3%)
AFC Enterprises (NON)	1,244	13,373
CEC Entertainment, Inc. (NON)	156	4,894
DineEquity, Inc. (NON)	126	4,022
Domino's Pizza, Inc. (NON)	1,473	18,884
McDonald's Corp.	784	57,279
Papa John's International, Inc. (NON)	348	8,286
Ruth's Hospitality Group, Inc. (NON)	553	1,808
		108,546

Retail (5.8%)
Advance Auto Parts, Inc.	1,405	76,530
Aeropostale, Inc. (NON)	514	10,948
Amazon.com, Inc. (NON)	112	13,981
AnnTaylor Stores Corp. (NON)	496	7,604
Best Buy Co., Inc.	3,643	114,354
Big Lots, Inc. (NON)	341	10,660
Cash America International, Inc.	121	3,706
Childrens Place Retail Stores, Inc. (The) (NON)	84	3,667
Coach, Inc.	3,126	112,036
Costco Wholesale Corp.	3,047	172,308
Deckers Outdoor Corp. (NON)	172	7,477
Dress Barn, Inc. (NON)	274	5,713
DSW, Inc. Class A (NON)	391	9,286
Foot Locker, Inc.	4,173	48,991
GameStop Corp. Class A (NON)	3,212	57,591
Guess ?, Inc.	94	3,037
Herbalife, Ltd. (Cayman Islands)	94	5,225
Industria de Diseno Textil (Inditex) SA (Spain)	415	27,608
Jo-Ann Stores, Inc. (NON)	145	5,896
Jos. A. Bank Clothiers, Inc. (NON)	135	4,932
Kenneth Cole Productions, Inc. Class A (NON)	228	2,754
Kirkland's, Inc. (NON)	200	2,282
Koninklijke Ahold NV (Netherlands)	7,153	87,819
Limited Brands, Inc.	3,656	86,282
Next PLC (United Kingdom)	3,619	109,572
OfficeMax, Inc. (NON)	731	7,120
RadioShack Corp.	167	3,086
Ross Stores, Inc.	1,693	84,024
Safeway, Inc.	6,972	131,074
Schiff Nutrition International, Inc.	261	2,247
Sears Holdings Corp. (NON)	940	58,186
Sonic Automotive, Inc. (NON)	950	8,370
Stage Stores, Inc.	391	4,364
Steven Madden, Ltd. (NON)	352	12,119
Talbots, Inc. (The) (NON)	453	4,521
TJX Cos., Inc. (The)	3,098	122,960
Toro Co. (The)	127	6,337
Tractor Supply Co.	62	4,215
USANA Health Sciences, Inc. (NON)	93	3,953
Wal-Mart Stores, Inc.	5,913	296,478
Wesfarmers, Ltd. (Australia)	1,907	54,260
Williams-Sonoma, Inc.	2,216	57,527
Wolverine World Wide, Inc.	152	3,841
World Fuel Services Corp.	160	4,086
		1,859,027

Schools (--%)
Career Education Corp. (NON)	424	7,433
Lincoln Educational Services Corp. (NON)	623	6,803
		14,236

Semiconductor (0.9%)
Applied Materials, Inc.	14,732	153,064
Cypress Semiconductor Corp. (NON)	7,471	79,081
Entegris, Inc. (NON)	978	3,765
Teradyne, Inc. (NON)	4,336	38,937
Ultratech, Inc. (NON)	361	5,996
Veeco Instruments, Inc. (NON)	193	6,413
		287,256

Shipping (0.2%)
CAI International, Inc. (NON)	685	9,364
SembCorp Marine, Ltd. (Singapore)	10,000	28,199
Wabtec Corp.	277	11,781
		49,344

Software (3.0%)
Adobe Systems, Inc. (NON)	604	16,767
Akamai Technologies, Inc. (NON)	638	29,393
Amdocs, Ltd. (United Kingdom) (NON)	2,078	54,505
ArcSight, Inc. (NON)	488	18,739
AsiaInfo-Linkage, Inc. (China) (NON)	129	2,304
CA, Inc.	7,705	138,766
Citrix Systems, Inc. (NON)	604	34,996
Concur Technologies, Inc. (NON)	578	27,033
Intuit, Inc. (NON)	684	29,275
Mantech International Corp. Class A (NON)	260	9,201
MedAssets, Inc. (NON)	213	4,222
Microsoft Corp.	12,874	302,281
MicroStrategy, Inc. (NON)	121	9,430
Omnicell, Inc. (NON)	599	6,682
Oracle Corp.	3,359	73,495
Symantec Corp. (NON)	1,094	14,911
TIBCO Software, Inc. (NON)	1,392	20,170
Trend Micro, Inc. (Japan)	300	8,110
VMware, Inc. Class A (NON)	2,075	163,032
Websense, Inc. (NON)	206	4,007
		967,319

Technology (0.4%)
Amkor Technologies, Inc. (NON)	487	2,469
CACI International, Inc. Class A (NON)	133	5,428
ON Semiconductor Corp. (NON)	18,390	113,650
Solarworld AG (Germany)	182	2,054
Tech Data Corp. (NON)	371	13,430
		137,031

Technology services (1.7%)
Accenture PLC Class A	4,521	165,469
Acxiom Corp. (NON)	331	4,103
Blue Coat Systems, Inc. (NON)	300	5,649
Check Point Software Technologies, Ltd. (Israel) (NON)	407	14,200
Computershare Ltd. (Australia)	4,027	34,120
Convergys Corp. (NON)	513	5,197
CSG Systems International, Inc. (NON)	686	12,554
Fair Isaac Corp.	226	5,060
Global Payments, Inc.	459	17,272
Google, Inc. Class A (NON)	358	161,106
HealthStream, Inc. (NON)	1,063	5,304
Infospace, Inc. (NON)	784	5,496
LivePerson, Inc. (NON)	697	4,984
SAIC, Inc. (NON)	616	9,166
Salesforce.com, Inc. (NON)	352	38,678
Sourcefire, Inc. (NON)	470	11,924
Travelzoo, Inc. (NON)	140	2,556
Unisys Corp. (NON)	654	14,623
United Online, Inc.	506	2,495
VeriSign, Inc. (NON)	437	12,730
Zix Corp. (NON)	546	1,458
		534,144

Telecommunications (1.6%)
ADTRAN, Inc.	290	9,115
American Tower Corp. Class A (NON)	3,421	160,308
Applied Signal Technology, Inc.	180	3,535
Aruba Networks, Inc. (NON)	547	10,048
BT Group PLC (United Kingdom)	38,724	78,853
Earthlink, Inc.	408	3,492
France Telecom SA (France)	2,639	53,467
Iridium Communications, Inc. (NON)	985	8,540
j2 Global Communications, Inc. (NON)	239	5,155
Loral Space & Communications, Inc. (NON)	123	6,585
NeuStar, Inc. Class A (NON)	326	7,218
NII Holdings, Inc. (NON)	3,857	139,815
Tele2 AB Class B (Sweden)	1,052	18,875
USA Mobility, Inc.	372	5,342
Vonage Holdings Corp. (NON)	1,025	2,214
		512,562

Telephone (0.4%)
Atlantic Tele-Network, Inc.	210	8,957
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	2,700	116,018

					124,975

Textiles (0.5%)
Burberry Group PLC (United Kingdom)				3,656	47,528
Gymboree Corp. (The) (NON)				136	5,118
Maidenform Brands, Inc. (NON)				320	8,534
Perry Ellis International, Inc. (NON)				193	3,543
Phillips-Van Heusen Corp.				99	4,522
UniFirst Corp.				96	3,769
VF Corp.				1,199	84,672
Warnaco Group, Inc. (The) (NON)				232	9,716
					167,402

Tobacco (0.9%)
Alliance One International, Inc. (NON)				1,306	4,571
Japan Tobacco, Inc. (Japan)				11	34,092
Lorillard, Inc.				1,952	148,371
Philip Morris International, Inc.				1,636	84,156
					271,190

Transportation (0.1%)
Cintra Concesiones de Infraestructuras de Transporte
SA (Spain)				1,816	15,860
TAL International Group, Inc.				267	5,692
					21,552

Transportation services (0.1%)
HUB Group, Inc. Class A (NON)				280	7,442
TNT NV (Netherlands)				633	15,988
					23,430

Trucks and parts (0.3%)
Aisin Seiki Co., Ltd. (Japan)				1,100	28,485
ArvinMeritor, Inc. (NON)				925	12,090
Fuel Systems Solutions, Inc. (NON)				236	7,653
GUD Holdings, Ltd. (Australia)				384	3,298
NHK Spring Co., Ltd. (Japan)				2,000	16,542
Quantum Fuel Systems Technologies Worldwide, Inc. (NON)				3,200	1,445
Tenneco Automotive, Inc. (NON)				303	7,490
Westport Innovations, Inc. (Canada) (NON)				207	3,284
					80,287

Utilities and power (--%)
Babcock & Brown Wind Partners (Australia)				5,978	3,514
China Longyuan Power Group Corp. (China) (NON)				8,000	8,075
EDF Energies Nouvelles SA (France)				90	3,494
					15,083

Waste Management (--%)
Calgon Carbon Corp. (NON)				245	3,058
Darling International, Inc. (NON)				455	3,422
EnergySolutions, Inc.				348	1,594
					8,074

Water Utilities (0.2%)
American States Water Co.				137	4,566
Aqua America, Inc.				366	7,276
California Water Service Group				120	4,177
Cia de Saneamento Basico do Estado de Sao Paulo ADR
(Brazil)				229	8,702
Consolidated Water Co., Inc. (Cayman Islands)				135	1,243
Guangdong Investment, Ltd. (China)				20,000	9,745
Severn Trent PLC (United Kingdom)				491	9,755
SJW Corp.				154	3,559
Southwest Water Co.				271	2,976
Veolia Environnement (France)				485	11,247
					63,246
Total common stocks (cost $25,151,113)					$26,804,750

INVESTMENT COMPANIES (1.6%)(a)
				Shares	Value

Ares Capital Corp.				161	$2,405
BlackRock Kelso Capital Corp.				484	5,227
Financial Select Sector SPDR Fund				10,100	137,057
Harris & Harris Group, Inc. (NON)				2,567	9,703
iShares MSCI EAFE Index Fund				1,691	84,465
iShares Russell 2000 Growth Index Fund				276	18,117
iShares Russell 2000 Value Index Fund				242	13,600
MCG Capital Corp.				2,197	11,600
NGP Capital Resources Co.				606	4,903
SPDR S&P 500 ETF Trust				2,067	218,006

Total investment companies (cost $463,002)					$505,083

WARRANTS (--%)(a)(NON)
		Expiration date	Strike price	Warrants	Value

Aventine Renewable Energy Holdings, Inc. (F)	USD	3/15/15	40.94	19	$--

Total warrants (cost $881)		$--

SHORT-TERM INVESTMENTS (14.8%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.19% (d)	$17,174	$17,174
Putnam Money Market Liquidity Fund 0.15% (e)	$3,993,585	3,993,585
U.S. Treasury Bills for an effective yield of 0.26%,
March 10, 2011	147,000	146,860
U.S. Treasury Bills with effective yields ranging from
0.24% to 0.35%, November 18, 2010 (SEG)	593,001	592,828

Total short-term investments (cost $4,750,165)		$4,750,447

TOTAL INVESTMENTS

Total investments (cost $30,365,161)(b)		$32,060,280

FORWARD CURRENCY CONTRACTS at 8/31/10 (aggregate face value $15,516,612) (Unaudited)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	9/15/10	$21,369	$21,939	$(570)
	Brazilian Real	Buy	9/15/10	67,675	67,193	482
	British Pound	Sell	9/15/10	201,469	208,494	7,025
	Canadian Dollar	Sell	9/15/10	364,058	379,639	15,581
	Chilean Peso	Sell	9/15/10	54,414	53,126	(1,288)
	Czech Koruna	Sell	9/15/10	68,234	71,092	2,858
	Euro	Buy	9/15/10	136,394	142,593	(6,199)
	Japanese Yen	Buy	9/15/10	102,479	99,915	2,564
	Mexican Peso	Sell	9/15/10	20,265	21,003	738
	Norwegian Krone	Buy	9/15/10	127,981	135,274	(7,293)
	Singapore Dollar	Sell	9/15/10	43,254	43,391	137
	South Korean Won	Buy	9/15/10	24,048	24,366	(318)
	Swedish Krona	Buy	9/15/10	34,764	39,364	(4,600)
	Swiss Franc	Sell	9/15/10	120,451	117,770	(2,681)
	Taiwan Dollar	Buy	9/15/10	19,543	19,672	(129)
	Turkish Lira (New)	Buy	9/15/10	41,828	42,412	(584)

Barclays Bank PLC
	Australian Dollar	Buy	9/15/10	97,181	99,741	(2,560)
	Brazilian Real	Buy	9/15/10	78,008	77,649	359
	British Pound	Sell	9/15/10	135,386	140,088	4,702
	Canadian Dollar	Sell	9/15/10	32,415	33,050	635
	Chilean Peso	Buy	9/15/10	17,220	16,837	383
	Czech Koruna	Sell	9/15/10	35,268	36,730	1,462
	Euro	Buy	9/15/10	166,788	168,720	(1,932)
	Hungarian Forint	Buy	9/15/10	2,398	2,556	(158)
	Japanese Yen	Sell	9/15/10	396,749	388,571	(8,178)
	Mexican Peso	Buy	9/15/10	12,766	12,987	(221)
	New Zealand Dollar	Sell	9/15/10	766	803	37
	Norwegian Krone	Buy	9/15/10	246,658	257,589	(10,931)
	Polish Zloty	Buy	9/15/10	67,046	69,841	(2,795)
	Singapore Dollar	Sell	9/15/10	76,764	76,875	111
	South Korean Won	Buy	9/15/10	34,579	35,419	(840)
	Swedish Krona	Sell	9/15/10	334,601	348,343	13,742
	Swiss Franc	Buy	9/15/10	23,716	23,178	538
	Taiwan Dollar	Sell	9/15/10	32,547	32,578	31
	Turkish Lira (New)	Buy	9/15/10	55,945	56,689	(744)

Citibank, N.A.
	Australian Dollar	Sell	9/15/10	51,339	52,686	1,347
	Brazilian Real	Buy	9/15/10	30,091	29,895	196
	British Pound	Sell	9/15/10	13,186	13,645	459
	Canadian Dollar	Sell	9/15/10	8,338	8,752	414
	Chilean Peso	Buy	9/15/10	68,865	67,585	1,280
	Czech Koruna	Sell	9/15/10	39,753	41,388	1,635
	Danish Krone	Sell	9/15/10	4,644	4,824	180
	Euro	Buy	9/15/10	44,578	46,583	(2,005)
	Hong Kong Dollar	Buy	9/15/10	340,344	341,024	(680)
	Japanese Yen	Sell	9/15/10	263,816	257,284	(6,532)
	Mexican Peso	Buy	9/15/10	35,367	36,524	(1,157)
	New Zealand Dollar	Sell	9/15/10	1,601	1,678	77
	Norwegian Krone	Sell	9/15/10	32,735	34,647	1,912
	Polish Zloty	Buy	9/15/10	19,097	19,856	(759)
	Singapore Dollar	Sell	9/15/10	66,947	67,063	116
	South African Rand	Sell	9/15/10	14,839	15,109	270
	South Korean Won	Sell	9/15/10	19,832	20,370	538
	Swedish Krona	Sell	9/15/10	44,767	44,896	129
	Swiss Franc	Buy	9/15/10	476,786	466,305	10,481
	Taiwan Dollar	Sell	9/15/10	3,762	3,760	(2)
	Turkish Lira (New)	Buy	9/15/10	55,423	56,111	(688)

Credit Suisse AG
	Australian Dollar	Buy	9/15/10	244,018	250,468	(6,450)
	British Pound	Buy	9/15/10	489,414	505,395	(15,981)
	Canadian Dollar	Sell	9/15/10	562	584	22
	Euro	Sell	9/15/10	124,869	129,738	4,869
	Japanese Yen	Buy	9/15/10	436,764	425,816	10,948
	Norwegian Krone	Buy	9/15/10	191,821	200,619	(8,798)
	South African Rand	Sell	9/15/10	297	302	5
	Swedish Krona	Sell	9/15/10	13,314	13,860	546
	Swiss Franc	Buy	9/15/10	41,134	40,201	933
	Turkish Lira (New)	Buy	9/15/10	53,658	54,338	(680)

Deutsche Bank AG
	Australian Dollar	Sell	9/15/10	67,123	68,881	1,758
	Brazilian Real	Buy	9/15/10	70,401	70,096	305
	Canadian Dollar	Buy	9/15/10	250,512	261,095	(10,583)
	Chilean Peso	Sell	9/15/10	18,124	17,738	(386)
	Euro	Buy	9/15/10	51,290	53,600	(2,310)
	Hungarian Forint	Sell	9/15/10	16,914	17,994	1,080
	Mexican Peso	Sell	9/15/10	2,381	2,490	109
	Polish Zloty	Sell	9/15/10	17,046	17,794	748
	Singapore Dollar	Sell	9/15/10	34,544	34,542	(2)
	Swedish Krona	Sell	9/15/10	93,696	94,727	1,031
	Swiss Franc	Sell	9/15/10	45,366	44,381	(985)

Goldman Sachs International
	Australian Dollar	Buy	9/15/10	46,906	48,085	(1,179)
	British Pound	Sell	9/15/10	2,453	2,539	86
	Canadian Dollar	Sell	9/15/10	123,570	128,815	5,245
	Chilean Peso	Sell	9/15/10	19,378	18,921	(457)
	Euro	Sell	9/15/10	74,592	75,004	412
	Hungarian Forint	Sell	9/15/10	5,711	6,079	368
	Japanese Yen	Sell	9/15/10	256,210	249,802	(6,408)
	Norwegian Krone	Buy	9/15/10	143,043	148,628	(5,585)
	Polish Zloty	Buy	9/15/10	48,959	50,834	(1,875)
	South African Rand	Buy	9/15/10	17,146	17,415	(269)
	Swedish Krona	Sell	9/15/10	226,266	232,720	6,454
	Swiss Franc	Sell	9/15/10	85,713	83,850	(1,863)

HSBC Bank USA, National Association
	Australian Dollar	Sell	9/15/10	101,349	102,098	749
	British Pound	Buy	9/15/10	42,624	44,113	(1,489)
	Euro	Buy	9/15/10	269,115	281,148	(12,033)
	Hong Kong Dollar	Buy	9/15/10	93,353	93,533	(180)
	Japanese Yen	Sell	9/15/10	125,559	122,407	(3,152)
	New Zealand Dollar	Sell	9/15/10	57,983	60,751	2,768
	Norwegian Krone	Buy	9/15/10	3,829	4,051	(222)
	Singapore Dollar	Sell	9/15/10	8,562	8,606	44
	South Korean Won	Buy	9/15/10	4,110	4,209	(99)
	Swiss Franc	Sell	9/15/10	116,712	114,067	(2,645)
	Taiwan Dollar	Sell	9/15/10	13,529	13,682	153

JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	9/15/10	342,972	352,207	(9,235)
	Brazilian Real	Buy	9/15/10	60,068	59,676	392
	British Pound	Sell	9/15/10	31,125	32,219	1,094
	Canadian Dollar	Buy	9/15/10	105,114	109,586	(4,472)
	Chilean Peso	Buy	9/15/10	13,930	13,857	73
	Czech Koruna	Sell	9/15/10	45,153	46,949	1,796
	Euro	Sell	9/15/10	688,428	716,716	28,288
	Hong Kong Dollar	Sell	9/15/10	47,789	47,883	94
	Hungarian Forint	Sell	9/15/10	9,476	10,085	609
	Japanese Yen	Sell	9/15/10	54,689	53,317	(1,372)
	Malaysian Ringgit	Buy	9/15/10	20,185	20,249	(64)
	Mexican Peso	Buy	9/15/10	109,176	113,938	(4,762)
	New Zealand Dollar	Sell	9/15/10	14,826	15,309	483
	Norwegian Krone	Sell	9/15/10	31,121	32,901	1,780
	Polish Zloty	Buy	9/15/10	69,634	72,667	(3,033)
	Singapore Dollar	Sell	9/15/10	171,022	171,722	700
	South African Rand	Buy	9/15/10	1,578	1,620	(42)
	South Korean Won	Buy	9/15/10	7,347	7,539	(192)
	Swedish Krona	Sell	9/15/10	106,902	111,350	4,448
	Swiss Franc	Sell	9/15/10	133,441	130,482	(2,959)
	Taiwan Dollar	Sell	9/15/10	3,481	3,480	(1)
	Turkish Lira (New)	Buy	9/15/10	34,116	34,501	(385)

Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	9/15/10	93,014	95,482	(2,468)
	British Pound	Sell	9/15/10	126,187	128,707	2,520
	Canadian Dollar	Buy	9/15/10	103,428	103,901	(473)
	Czech Koruna	Sell	9/15/10	34,465	35,911	1,446
	Euro	Buy	9/15/10	287,985	297,636	(9,651)
	Hungarian Forint	Buy	9/15/10	13,419	14,293	(874)
	Japanese Yen	Buy	9/15/10	21,762	20,852	910
	Norwegian Krone	Buy	9/15/10	83,158	85,748	(2,590)
	Polish Zloty	Buy	9/15/10	66,067	68,781	(2,714)
	Swedish Krona	Sell	9/15/10	52,214	51,804	(410)
	Swiss Franc	Sell	9/15/10	165,424	161,806	(3,618)
	Turkish Lira (New)	Buy	9/15/10	62,546	63,402	(856)

State Street Bank and Trust Co.
	Australian Dollar	Sell	9/15/10	85,122	85,435	313
	Canadian Dollar	Sell	9/15/10	42,345	44,146	1,801
	Euro	Sell	9/15/10	22,036	21,055	(981)
	Hungarian Forint	Sell	9/15/10	15,393	15,979	586
	Japanese Yen	Buy	9/15/10	127,194	123,959	3,235
	Malaysian Ringgit	Buy	9/15/10	20,216	20,275	(59)
	Mexican Peso	Buy	9/15/10	15,570	15,837	(267)
	Norwegian Krone	Sell	9/15/10	5,791	6,129	338
	Polish Zloty	Buy	9/15/10	47,286	48,094	(808)
	Swedish Krona	Sell	9/15/10	120,865	120,347	(518)
	Swiss Franc	Buy	9/15/10	47,531	46,815	716

UBS AG
	Australian Dollar	Sell	9/15/10	64,906	64,813	(93)
	British Pound	Sell	9/15/10	184,144	190,054	5,910
	Canadian Dollar	Sell	9/15/10	471,327	490,218	18,891
	Czech Koruna	Sell	9/15/10	18,969	19,746	777
	Euro	Sell	9/15/10	245,940	254,694	8,754
	Japanese Yen	Buy	9/15/10	224,774	219,216	5,558
	Mexican Peso	Buy	9/15/10	17,039	17,209	(170)
	Norwegian Krone	Buy	9/15/10	58,635	58,739	(104)
	South African Rand	Sell	9/15/10	162	162	--
	Swedish Krona	Buy	9/15/10	323,545	337,032	(13,487)
	Swiss Franc	Buy	9/15/10	14,072	13,767	305

Westpac Banking Corp.
	Australian Dollar	Buy	9/15/10	140,629	144,077	(3,448)
	British Pound	Sell	9/15/10	170,651	175,887	5,236
	Canadian Dollar	Buy	9/15/10	100,524	104,802	(4,278)
	Euro	Buy	9/15/10	64,334	71,577	(7,243)
	Japanese Yen	Sell	9/15/10	14,142	13,793	(349)
	New Zealand Dollar	Buy	9/15/10	7,448	7,808	(360)
	Norwegian Krone	Buy	9/15/10	198,671	207,659	(8,988)
	Swedish Krona	Sell	9/15/10	9,164	9,551	387
	Swiss Franc	Sell	9/15/10	71,247	69,673	(1,574)

Total						$(33,881)

FUTURES CONTRACTS OUTSTANDING at 8/31/10 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchanges index (Long)	2	$160,130	Sep-10	$(4,557)
DAX Index (Long)	1	187,102	Sep-10	(9,089)
Dow Jones Euro Stoxx 50 Index (Long)	16	529,883	Sep-10	(17,173)
Dow Jones Euro Stoxx 50 Index (Short)	4	132,471	Sep-10	4,268
Euro-CAC 40 Index (Long)	5	220,711	Sep-10	(9,007)
FTSE 100 Index (Short)	11	877,358	Sep-10	10,284
FTSE/MIB Index (Short)	4	499,665	Sep-10	22,280
MSCI EAFE Index E-Mini (Short)	9	639,900	Sep-10	(52,218)
Russell 2000 Index Mini (Long)	8	481,280	Sep-10	(30,814)
S&P 500 Index E-Mini (Short)	21	1,100,663	Sep-10	26,479
SPI 200 Index (Short)	5	487,067	Sep-10	12,608
Tokyo Price Index (Long)	5	476,063	Sep-10	(29,832)

Total				$(76,771)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A.
contracts	8,015	$ -	1/25/11	(1 month USD-	MSCI Total	$22,540
				LIBOR-BBA plus	Return Emerging
				0.9%)	Markets (Net)
					Index

Credit Suisse International
shares	15,731	-	8/22/11	(3 month USD-	iShares MSCI	(12,843)
				LIBOR-BBA)	Emerging Markets
					Index

Goldman Sachs International
baskets	257	-	11/24/10	(3 month USD-	A basket	38
				LIBOR-BBA plus	(GSPMTGCC)
				85 bp)	of common stocks

JPMorgan Chase Bank, N.A.
shares	17,338	-	10/20/10	(3 month USD-	iShares MSCI	(429)
				LIBOR-BBA plus	Emerging Markets
				5 bp)	Index

Total						$9,306

Key to holding's currency abbreviations

USD / $	United States Dollar

Key to holding's abbreviations

ADR	American Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2010 through August 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $32,034,392.

(b) The aggregate identified cost on a tax basis is $30,459,260, resulting in gross unrealized appreciation and depreciation of $2,782,573 and $1,181,553, respectively, or net unrealized appreciation of $1,601,020.

(NON) Non-income-producing security.

(SEG) This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. Effective August 2010, cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management and is valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the value of securities loaned amounted to $14,221 and the fund received cash collateral of $ 17,174. The rate quoted in the security description is the annualized 7 day yield of the fund at the close of the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $2 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $8,160,479 and $7,210,401, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $128,386 to cover certain derivatives contracts.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	79.7%
Japan	4.3
United Kingdom	3.9
Italy	1.9
Australia	1.7
France	1.7
Netherlands	0.9
Switzerland	0.9
Bermuda	0.7
Singapore	0.6
Spain	0.5
Norway	0.4
Hong Kong	0.3
China	0.3
Sweden	0.3
Portugal	0.3
Canada	0.3
Denmark	0.3
Belgium	0.2
Austria	0.1
Greece	0.1
Israel	0.1
Luxembourg	0.1
South Africa	0.1
Ireland	0.1
Brazil	0.1
Germany	0.1

Total	100.0%

Security valution: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Outstanding contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the period. The fund did not have any activity on purchased options contracts and written options contracts during the reporting period.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates.

The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates.

Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $5,600,000 on total return swap contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time.

Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $103,557 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$965,185	$610,959	$--

	Capital goods	1,429,886	323,801	--

	Communication services	903,348	267,213	--

	Conglomerates	466,846	118,679	--

	Consumer cyclicals	2,474,912	740,839	--

	Consumer staples	2,000,114	613,380	--

	Energy	2,118,902	487,902	--

	Financial	2,682,546	1,281,945	--

	Health care	2,516,952	520,730	--

	Technology	4,337,656	369,533	--

	Transportation	169,714	132,762	--

	Utilities and power	784,642	486,304	--

Total common stocks		20,850,703	5,954,047	--

Investment companies		505,083	--	--

Short-term investments		3,993,585	756,862	--

Totals by level		$25,349,371	$6,710,909	$--

			Valuation inputs

Other financial instruments:		Level 1	Level 2	Level 3

Forward currency contracts		--	(33,881)	--

Futures contracts		(76,771)	--	--

Total return swap contracts		--	9,306	--

Totals by level		$(76,771)	$(24,575)	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$206,492	$240,373

Equity contracts	98,497	165,962

Total	$304,989	$406,335

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: October 29, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 29, 2010